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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]: Amendment Number: ____

     This Amendment (Check only one):  [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Howard Hughes Medical Institute
Address:      4000 Jones Bridge Road
              Chevy Chase, MD 20815-6789

Form 13F File Number: 28-1897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:       Richard Pender
Title:      Managing Director - Global Equities
Phone:      (301) 215-8697

Signature, Place, and Date of Signing:

     Richard Pender         Chevy Chase, Maryland            04/27/07
------------------------  -------------------------  -------------------------
      [Signature]               [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:                34

Form 13F Information Table Value Total:         1,997,368
                                              (thousands)

List of Other Included Managers:

   None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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FORM 13F INFORMATION TABLE
--------------------------
COLUMN 1                               COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
--------                            -------------- --------- --------- ------------------ ---------- -------- ----------------
                                                                                                              VOTING AUTHORITY
                                                              VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ----------------
NAME OF ISSUER                      TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------                      -------------- --------- --------- --------- --- ---- ---------- -------- ---- ------ ----
AMERICAN INTERNATIONAL GROUP        COMMON         026874107    75,623 1,125,000 SH  N/A     SOLE      N/A     X    N/A   N/A
APPLE COMPUTER INC                  COMMON         037833100    32,519   350,000 SH  N/A     SOLE      N/A     X    N/A   N/A
CHESAPEAKE ENERGY                   COMMON         165167107    63,304 2,050,000 SH  N/A     SOLE      N/A     X    N/A   N/A
CITIGROUP INC                       COMMON         172967101    77,010 1,500,000 SH  N/A     SOLE      N/A     X    N/A   N/A
DEERE & COMPANY                     COMMON         244199105    67,900   625,000 SH  N/A     SOLE      N/A     X    N/A   N/A
DELL INC.                           COMMON         24702R101    63,828 2,750,000 SH  N/A     SOLE      N/A     X    N/A   N/A
DISNEY WALT CO                      COM DISNEY     254687106    60,253 1,750,000 SH  N/A     SOLE      N/A     X    N/A   N/A
GENENTECH INC                       COMMON NEW     368710406    57,484   700,000 SH  N/A     SOLE      N/A     X    N/A   N/A
GENERAL ELECTRIC COMPANY            COMMON         369604103    64,532 1,825,000 SH  N/A     SOLE      N/A     X    N/A   N/A
ISHARES MSCI EAFE INDEX FUND        MSCI EAFE IDX  464287465       381     5,000 SH  N/A     SOLE      N/A     X    N/A   N/A
ISHARES MSCI EMERGING MARKETS
  INDEX FD                          MSCI EMERG MKT 464287234   186,027 1,596,800 SH  N/A     SOLE      N/A     X    N/A   N/A
JACOBS ENGINERERING GROUP           COMMON         469814107     4,665   100,000 SH  N/A     SOLE      N/A     X    N/A   N/A
JOHNSON & JOHNSON                   COMMON         478160104    55,741   925,000 SH  N/A     SOLE      N/A     X    N/A   N/A
JP MORGAN CHASE & CO                COMMON         46625H100    60,475 1,250,000 SH  N/A     SOLE      N/A     X    N/A   N/A
LEHMAN BROTHERS HOLDINGS INC        COMMON         524908100    63,063   900,000 SH  N/A     SOLE      N/A     X    N/A   N/A
MORGAN STANLEY DEAN WITTER
  DISCOVER &CO                      COMMON NEW     617446448    64,977   825,000 SH  N/A     SOLE      N/A     X    N/A   N/A
NRG ENERGY INC                      COMMON NEW     629377508    46,106   640,000 SH  N/A     SOLE      N/A     X    N/A   N/A
PFIZER INC                          COMMON         717081103    46,731 1,850,000 SH  N/A     SOLE      N/A     X    N/A   N/A
NASDAQ 100 UNIT TRUST               UNIT SER 1     631100104   169,767 3,900,000 SH  N/A     SOLE      N/A     X    N/A   N/A
PROCTER & GAMBLE COMPANY            COMMON         742718109    60,002   950,000 SH  N/A     SOLE      N/A     X    N/A   N/A
QUALCOMM INC                        COMMON         747525103    68,256 1,600,000 SH  N/A     SOLE      N/A     X    N/A   N/A
SCHLUMBERGER LTD                    COMMON         806857108    67,373   975,000 SH  N/A     SOLE      N/A     X    N/A   N/A
SPDR TRUST SERIES 1                 UNIT SER 1     78462F103   397,600 2,800,000 SH  N/A     SOLE      N/A     X    N/A   N/A
SPRINT NEXTEL CORP                  COM FON        852061100    64,464 3,400,000 SH  N/A     SOLE      N/A     X    N/A   N/A
SYMANTEC CORPORATION                COMMON         871503108    62,280 3,600,000 SH  N/A     SOLE      N/A     X    N/A   N/A
ADOLOR CORPORATION                  COMMON         00724X102       164    18,750 SH  N/A     SOLE      N/A     X    N/A   N/A
LEXICON PHARMACEUTICALS, INC.       COMMON         528872104       302    83,181 SH  N/A     SOLE      N/A     X    N/A   N/A
CLINICAL DATA INC.                  COMMON         18725U109         5       233 SH  N/A     SOLE      N/A     X    N/A   N/A
DENDREON                            COMMON         24823Q107         5       403 SH  N/A     SOLE      N/A     X    N/A   N/A
ADVANCIS PHARMACEUTICAL CORP.       COMMON         00764L109       504   228,897 SH  N/A     SOLE      N/A     X    N/A   N/A
FAVRILLE, INC.                      COMMON         312088404       466   151,788 SH  N/A     SOLE      N/A     X    N/A   N/A
XENOPORT, INC.                      COMMON         98411C100     2,919   104,781 SH  N/A     SOLE      N/A     X    N/A   N/A
ALEXZA PHARMACEUTICALS, INC.        COMMON         015384100     5,455   424,147 SH  N/A     SOLE      N/A     X    N/A   N/A
DOUGLAS EMMETT, INC.                COMMON         25960P109     7,191   312,955 SH  N/A     SOLE      N/A     X    N/A   N/A
                                                             1,997,368
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